Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Finished goods	₩ 750,775	₩ 822,177
Work-in-process	1,145,606	1,235,363
Raw materials	457,356	651,602
Supplies	173,991	163,776
Inventories	₩ 2,527,728	₩ 2,872,918